Schedule of Investments (unaudited)	iShares® MSCI Germany ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
MTU Aero Engines AG	67,296	$15,567,817
Rheinmetall AG	54,681	13,852,329
		29,420,146
Air Freight & Logistics — 3.5%
Deutsche Post AG, Registered	1,264,476	57,020,063
Passenger Airlines — 0.5%
Deutsche Lufthansa AG, Registered(a)	750,917	7,388,981
Automobile Components — 0.6%
Continental AG	138,195	9,224,183
Automobiles — 8.1%
Bayerische Motoren Werke AG	415,951	45,361,655
Mercedes-Benz Group AG	1,075,546	80,400,876
Volkswagen AG	37,137	5,620,065
		131,382,596
Banks — 0.8%
Commerzbank AG(a)	1,342,077	13,575,919
Capital Markets — 4.1%
Deutsche Bank AG, Registered	2,434,127	24,783,354
Deutsche Boerse AG	238,695	41,285,562
		66,068,916
Chemicals — 5.5%
BASF SE	1,122,776	53,397,142
Covestro AG(a)(b)	242,630	9,369,831
Evonik Industries AG	262,383	5,270,142
Symrise AG	166,820	17,865,195
Wacker Chemie AG	23,051	3,060,191
		88,962,501
Construction Materials — 0.8%
HeidelbergCement AG	181,938	13,051,499
Diversified Telecommunication Services — 5.7%
Deutsche Telekom AG, Registered	4,071,841	90,336,051
Telefonica Deutschland Holding AG	1,120,144	3,158,219
		93,494,270
Electrical Equipment — 1.0%
Siemens Energy AG(a)	652,437	16,596,387
Consumer Staples Distribution & Retail — 0.3%
HelloFresh SE(a)	206,479	4,933,958
Health Care Equipment & Supplies — 1.6%
Carl Zeiss Meditec AG, Bearer	50,559	5,688,934
Siemens Healthineers AG(b)	354,274	20,118,439
		25,807,373
Health Care Providers & Services — 1.6%
Fresenius Medical Care AG & Co. KGaA	257,517	11,023,644
Fresenius SE & Co. KGaA	530,685	14,552,505
		25,576,149
Hotels, Restaurants & Leisure — 0.5%
Delivery Hero SE(a)(b)(c)	217,591	8,171,683
Household Products — 0.6%
Henkel AG & Co. KGaA	130,901	9,404,642
Independent Power and Renewable Electricity Producers — 2.0%
RWE AG	794,240	33,260,532
Security	Shares	Value

Industrial Conglomerates — 9.6%
Siemens AG, Registered	954,740	$157,114,796
Insurance — 11.8%
Allianz SE, Registered	506,678	108,504,367
Hannover Rueck SE	75,705	16,227,652
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	176,005	62,955,594
Talanx AG(a)	79,971	4,457,835
		192,145,448
Interactive Media & Services — 0.4%
Scout24 SE(b)	94,192	6,050,903
IT Services — 0.2%
Bechtle AG	103,051	4,055,107
Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	285,575	12,934,284
Machinery — 2.3%
Daimler Truck Holding AG(a)	620,571	18,835,346
GEA Group AG	190,860	8,043,964
Knorr-Bremse AG	90,660	6,220,060
Rational AG	6,435	4,324,872
		37,424,242
Multi-Utilities — 2.1%
E.ON SE	2,820,487	34,193,621
Personal Care Products — 1.0%
Beiersdorf AG	126,594	16,154,609
Pharmaceuticals — 6.0%
Bayer AG, Registered	1,234,201	68,881,148
Merck KGaA	162,369	28,359,691
		97,240,839
Real Estate Management & Development — 1.3%
LEG Immobilien SE(a)	93,257	4,857,011
Vonovia SE	899,828	16,556,287
		21,413,298
Semiconductors & Semiconductor Equipment — 3.8%
Infineon Technologies AG	1,640,600	61,077,901
Software — 10.9%
Nemetschek SE	72,559	5,694,886
SAP SE	1,311,839	172,015,830
		177,710,716
Specialty Retail — 0.5%
Zalando SE(a)(b)	282,407	8,212,340
Textiles, Apparel & Luxury Goods — 2.4%
adidas AG	203,517	33,088,351
Puma SE	133,284	6,370,222
		39,458,573
Trading Companies & Distributors — 0.9%
Brenntag SE	193,967	15,254,095
Total Common Stocks — 93.0%
(Cost: $2,031,603,979)		1,513,780,570

Preferred Stocks

Automobiles — 4.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	74,761	7,696,721

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Automobiles (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	143,040	$17,809,282
Porsche Automobil Holding SE, Preference Shares, NVS	192,332	10,713,018
Volkswagen AG, Preference Shares, NVS	259,187	32,471,384
		68,690,405
Household Products — 1.0%
Henkel AG & Co. KGaA, Preference Shares, NVS	212,577	16,966,498
Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	32,942	11,056,004
Total Preferred Stocks — 5.9%
(Cost: $136,066,830)		96,712,907
Total Long-Term Investments — 98.9%
(Cost: $2,167,670,809)		1,610,493,477

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	11,311,784	11,314,046
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	680,000	$680,000
Total Short-Term Securities — 0.7%
(Cost: $11,995,804)		11,994,046
Total Investments — 99.6%
(Cost: $2,179,666,613)		1,622,487,523
Other Assets Less Liabilities — 0.4%		6,322,205

Net Assets — 100.0%		$1,628,809,728

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,462,684	$2,853,095	(a)	$—		$2,856	$(4,589)	$11,314,046	11,311,784	$50,178	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	920,000	—		(240,000	)(a)	—	—	680,000	680,000	21,778		—
						$2,856	$(4,589)	$11,994,046		$71,956		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	42	06/16/23	$17,631	$511,274

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,457,835	$1,509,322,735	$—	$1,513,780,570
Preferred Stocks	—	96,712,907	—	96,712,907
Short-Term Securities
Money Market Funds	11,994,046	—	—	11,994,046
	$16,451,881	$1,606,035,642	$—	$1,622,487,523
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$511,274	$—	$511,274

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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